General (Detail Textuals)	1 Months Ended				12 Months Ended
	Jun. 22, 2021 USD ($) Share $ / shares shares	Jun. 18, 2021 USD ($) $ / shares shares	Apr. 20, 2021 USD ($) shares	Mar. 25, 2021 USD ($)	Dec. 31, 2021 USD ($) Share	Dec. 31, 2020 USD ($) Share	Dec. 31, 2019 USD ($)	Apr. 30, 2021 GBP (£)	Apr. 30, 2021 USD ($)	Apr. 22, 2021 shares
Disclosure Of General Information [Line Items]
Number of shares of subsidiary acquired | shares			2,120
Payments to shareholders for exercise of the put option			$ 1,120,000
Proportion of ownership interest in subsidiary			100.00%
Number of American Depositary Shares issued to underwriters of the Nasdaq IPO | shares	6,768,953	1,015,342
Public offering price per ADS | $ / shares	$ 19.00	$ 19.00
Aggregate proceeds from issuance of American Depositary Shares	$ 128,600,000	$ 19,300,000
Vesting percentage of share based payment arrangement	100.00%
Weighted average fair value at measurement date, other equity instruments granted								£ 720	$ 10.02
Expense from share-based payment transactions	$ 67,000,000				$ 42,818,000	$ 14,490,000	$ 15,809,000
Special bonus given in recognition for special contribution	500,000
Special bonus payable out of the approved amount	2,900,000
Aggregate amount of special bonus approved	$ 5,000,000
Additional number of ordinary shares authorized in share based payment arrangement | shares										6,500,000
ADI founders
Disclosure Of General Information [Line Items]
Amount paid to founders for exercised part of call option				$ 1,294,000
Restricted Share Units
Disclosure Of General Information [Line Items]
Number of other equity instruments granted in share-based payment arrangement | Share	4,725,000				7,366,000	2,919,000
Vesting percentage of share based payment arrangement	8.33%
Vesting Period	three years
Performance Share Units
Disclosure Of General Information [Line Items]
Number of other equity instruments granted in share-based payment arrangement | Share	2,025,000
Vesting percentage of share based payment arrangement	33.33%
Vesting Period	three years
2017 Equity Incentive Plan
Disclosure Of General Information [Line Items]
Percentage of increase in authorized additional number of ordinary shares										80.00%
Global Share Incentive Plan (2011)
Disclosure Of General Information [Line Items]
Percentage of increase in authorized additional number of ordinary shares										20.00%